STOCKHOLDERS’ EQUITY (DEFICIENCY) (Additional Information) (Details) (USD $)	6 Months Ended		9 Months Ended	12 Months Ended					12 Months Ended		6 Months Ended			6 Months Ended	0 Months Ended	9 Months Ended	6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended						12 Months Ended		6 Months Ended			12 Months Ended						12 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Aug. 08, 2013	Sep. 30, 2012	Jul. 31, 2011	Dec. 31, 2012 Stock option [Member]	Dec. 31, 2011 Stock option [Member]	Jun. 30, 2013 Series Preferred Stock [Member]	Dec. 31, 2012 Exercise Price 0.71 [Member]	Dec. 31, 2012 Exercise Price 0.80 [Member]	Jun. 30, 2013 Secured Convertible Promisory Note [Member]	Jul. 31, 2011 July Offering [Member]	Sep. 30, 2011 Private Placement [Member]	Jun. 30, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issue One [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issue Two [Member]	Dec. 31, 2011 Warrant 1 [Member]	Dec. 31, 2011 Warrant 2 [Member]	Jun. 30, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Feb. 29, 2012 Warrant [Member] Thirty One Investor [Member]	Feb. 29, 2012 Warrant [Member] Seven Investor [Member]	Feb. 29, 2012 Warrant [Member] Twenty Five Investor [Member]	Feb. 29, 2012 Warrant [Member] Three Consultants [Member]	Dec. 31, 2011 Warrant [Member] Thirty Investor [Member]	Dec. 31, 2012 Series Convertible Preferred Stock [Member]	Dec. 31, 2011 Series Convertible Preferred Stock [Member]	Jun. 30, 2013 Common Stock Including Additional Paid in Capital [Member]	Dec. 31, 2012 Abhd 2012 Incentive Stock Plan [Member]	Dec. 31, 2011 Abhd 2012 Incentive Stock Plan [Member]	Dec. 31, 2012 Abhd Options [Member]	Feb. 29, 2012 Abhd Options [Member] Warrant [Member] Thirty One Investor [Member]	Feb. 29, 2012 Abhd Options [Member] Warrant [Member] Twenty Five Investor [Member]	Dec. 31, 2011 Abhd Options [Member] Warrant [Member] Thirty Investor [Member]	Dec. 31, 2012 Abtech Options [Member]	Dec. 31, 2012 Performance Shares [Member]	Dec. 31, 2012 Abtech Stock Plan 2007 [Member]	Dec. 31, 2012 Subsidiaries [Member]	Jun. 30, 2013 Dutchess Opportunity Fund [Member]	Jun. 25, 2013 Dutchess Opportunity Fund [Member]	Jun. 30, 2013 Abtech [Member] Convertible Notes Payable [Member]	Dec. 31, 2012 Abhd Warrant [Member]	Dec. 31, 2011 Abhd Warrant [Member]	Dec. 31, 2012 Abtech Warrant [Member]	Dec. 31, 2011 Abtech Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum																																										15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																			9,000,000
Stock-based compensation expense	$ 169,796	$ 205,260		$ 704,524	$ 135,546				$ 634,849	$ 77,532															$ 69,675
Convertible notes conversion to shares of common stock, conversion rate per share			$ 0.70			$ 0.70		$ 0.60																																		$ 5.32				$ 0.70
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized																																		1,663,551
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value																																				2,509,781				0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value																																				624,761
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number																																				2,762,408
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																																				4 years 7 months 6 days
Share Based Compensation Arrangement By Share Based Payment Award Options Non Exercisable Number																																				3,015,086					2,219,300
Shares issued for cash (in shares)																		4,840,832	2,320,000	1,495,000	825,000
Stock Issued During Period, Value, Issued for Cash				3,450,338															2,320,000
Shares issued for services (in shares)	60,000														466,666			300,000	449,931
Stock Issued During Period, Value, Issued for Services	40,600			240,000										36,736
Common stock issued for services rendered	67,800	0		240,000	320,533
Common stock, issued shares	67,635,938			64,638,372	47,160,435																					1,733,335	60,335	484,083	250,000	2,666,667							220,953	87,217	533,333
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued																						30,000	500,000																								530,000
Investment Warrants, Exercise Price			$ 0.60		$ 0.50											$ 0.60
Compensation Expense For Warrants					58,014
Preferred stock, shares authorized																															3,500,000	5,000,000
Preferred Stock, Shares Issued																															1,232,947
Share Price					$ 0.42																										$ 3.75
Weighted Average Remaining Term																																															3 years 8 months 12 days		1 year 8 months 12 days
Exercised				366,666																																												0		0
Stock Issued During Period Value Issued For Exercise Of Warrants				219,999
Common stock issued up on conversion of convertible promissory note, shares																		10,727,005	4,984,324																								441,707
Stock Issued During Period Value Issued For Exercise Of Warrants On Cashless Basis				143,182
Debt Conversion, Converted Instrument, Amount				7,346,590																																							280,000
Preferred stock of subsidiary issued for conversion of debt, including accrued interest				0	3,084,474
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,649,640													52,479				1,100,252						128,971							206,667															2,649,640
Convertible Notes Principal Amount				2,336,000	6,372,763																																									1,856,000
Class of Warrant or Right, Outstanding												200,000	50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							0.90					0.71	0.80
Additional Stock Issued During Period Value Issued For Services	27,200
Additional Stock Issued During Period Shares Issued For Services	40,000
Debt Instrument, Convertible, Number of Equity Instruments																	666,666
Conversion of convertible AbTech preferred stock											106,476																				1,439,614
Convertible Preferred Stock In Shares											20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value																																	169,796
Adjustments to Additional Paid in Capital, Warrant Issued																								10,399
Equity Line Of Credit Facility Purchase Of Common Stock Maximum Borrowings Capacity																																												$ 2,000,000	$ 2,000,000
Equity Line Of Credit Facility Expiration Period																																												36 months